Label	Element	Value
American Funds International Vantage Fund SM
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds International Vantage FundSM Supplement November 29, 2019 (for summary and statutory prospectuses dated November 8, 2019, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds International Vantage Fund SM
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart in the “Investment results” section of the summary prospectus and statutory prospectus has been replaced in its entirety as follows:
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class F-3 shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 10.24% (quarter ended March 31, 2012)

Lowest -10.61% (quarter ended December 31, 2018)

The fund's total return for the nine months ended September 30, 2019, was 17.91%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.61%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Keep this supplement with your summary prospectus and statutory prospectus.
American Funds International Vantage Fund SM | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	18.08%
Annual Return 2013	rr_AnnualReturn2013	17.73%
Annual Return 2014	rr_AnnualReturn2014	(3.70%)
Annual Return 2015	rr_AnnualReturn2015	(0.34%)
Annual Return 2016	rr_AnnualReturn2016	(2.54%)
Annual Return 2017	rr_AnnualReturn2017	30.16%
Annual Return 2018	rr_AnnualReturn2018	(10.48%)